Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Schedule of future annual lease payments under non-cancelable operating leases
Twelve months ending June 30,	Amount
2020	$459,000
2021	433,000
2022	433,000
2023	126,000
2024	8,000
Total	$1,459,000

Schedule of litigation disputes and accrued costs
Dispute matter	Claim amount as of June 30, 2019	Interest and penalties	Total claim amount as of June 30, 2019
1) Guarantees	$2,155,740	$352,411	$2,508,151
2) Sales	20,177	9,284	29,461
3) Purchases	1,367,237	175,069	1,542,306
4) Leases	3,808,038	670,914	4,478,952
5) Labor	26,204	-	26,204
6) Others	307,222	135,866	443,088
Total	$7,684,618	$1,343,544	9,028,162
Payments made by related party			(2,436,977)
Accrued contingent liabilities			$6,591,185

Schedule of litigation disputes contingencies associated
Dispute matter	Claim amount as of June 30, 2019	Interest and penalties	Total claim amount as of June 30, 2019
1) Guarantees	$59,127,585	$10,171,070	$69,298,655
2) Purchases	2,771,981	71,649	2,843,630
3) Leases	8,852,874	-	8,852,874
4) Labor	227,963	-	227,963
Total	$70,980,403	$10,242,719	81,223,122
Settled claims			(54,474,782)
Remaining claims amount			$26,748,340

Related-party [Member]
Schedule of third-party borrowed from bank
Name of party being guaranteed	Guaranteed amount	Guarantee expiration date
Beijing Lianlv (borrower)	$10,048,349	April 11, 2019

Third-party [Member]
Schedule of third-party borrowed from bank
Name of party being guaranteed	Guaranteed amount	Guarantee expiration date
Tangshan Long Tang Trading Co., Ltd ("Long Tang")	$2,145,978	December 29, 2017